Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Total cost	$ 1,434,830	$ 1,314,546
Total accumulated depreciation	(544,094)	(466,580)
Property, Plant and Equipment, Net, Total	890,736	847,966
Total depreciation expense	89,085	83,993	$ 96,383
Land [Member]
Property, Plant and Equipment [Line Items]
Total cost	158,634	145,417
Buildings And Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost	633,747	605,156
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 642,449	$ 563,973